COMMITMENTS AND CONTINGENCIES (Details 2)			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 02, 2010 Class Action Lawsuits Filed in New York item	Dec. 31, 2010 Class Action Lawsuits Filed in New York item	Dec. 31, 2013 Countervailing and anti-dumping duties	Dec. 31, 2011 Purchase commitment Deutsche Solar AG EUR (€)	Dec. 31, 2013 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2012 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2011 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2007 Purchase commitment Deutsche Solar AG	Dec. 31, 2010 Purchase commitment Deutsche Solar AG USD ($)	Nov. 29, 2013 Purchase commitment LDK USD ($)	Nov. 29, 2013 Purchase commitment LDK CNY	Dec. 31, 2012 Purchase commitment LDK USD ($)	Dec. 31, 2012 Purchase commitment LDK CNY	Oct. 31, 2010 Purchase commitment LDK CNY item	Apr. 30, 2010 Purchase commitment LDK item	Jun. 30, 2008 Purchase commitment LDK item	Dec. 31, 2013 Purchase commitment LDK USD ($)	Mar. 31, 2013 Purchase commitment LDK USD ($)	Mar. 31, 2014 Purchase commitment LDK Subsequent event USD ($)	Mar. 31, 2014 Purchase commitment LDK Subsequent event CNY	Oct. 31, 2010 Purchase commitment LDK Maximum CNY	Oct. 31, 2007 Purchase commitment LDK Supply contract 2007 CNY item	Oct. 18, 2013 Purchase commitment LDK Supply contract 2007 CNY	Jun. 30, 2008 Purchase commitment LDK Supply contract 2008 CNY item	Oct. 18, 2013 Purchase commitment LDK Supply contract 2008 CNY
Contingencies
Period of supply agreement										12 years														3 years		10 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law											$ 21,143,853
Amount of loss on firm purchase commitments recorded							0	0	10,610,419
Amount of damages that plaintiff can claim						148,600,000						41,100,000	248,900,000
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual									27,862,017
Amount of bad debts allowance against the balance of advance payments									17,408,593					9,538,172					9,840,223
Loss contingency accruals	29,698,844	28,461,085							27,862,017
Number of long-term supply purchase agreements entered into by the Company																		2
Number of long-term supply purchase agreements terminated by the Company																	2
Refund amount of advances asked by the Company under arbitration request																									25,000,000		35,000,000
Forfeiture of advance claimed by counterparty																60,000,000
Compensation claimed by counterparty for losses due to the alleged breach of the agreements															248,900,000	377,000,000					87,500,000	530,000,000
Penalty claimed by counterparty																15,200,000
Arbitration expenses claimed by counterparty															2,200,000								4,700,000
Non-cash provision related to arbitration decision														30,000,000					0
Amount of provision reversed																				30,000,000
Number of lawsuits filed			6
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)					13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)					15.24%
Refund of advance payments																								10,000,000		50,000,000
Number of advance payments																								2		2
Number of advance payments forfeited																3
Liability for payment for reversal of decision by court												31,600,000	191,200,000
Attorney expenses claimed by counterparty																					$ 200,000	1,200,000
Number of subpoenas				2